Consolidated income statement - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Profit or loss [abstract]
Revenue	£ 8,138	£ 7,065
Impairment losses on financial assets	(73)	(58)
Other operating costs	(5,706)	(5,481)
Operating profit	2,359	1,526
Finance income	121	208
Finance costs	(839)	(947)
Share of post-tax results of joint ventures and associates	89	39
Profit before tax	1,730	826
Tax	(386)	(208)
Total profit for the period	1,344	618
Attributable to:
Equity shareholders of the parent	1,343	617
Non-controlling interests	£ 1	£ 1
Earnings per share (pence)
Basic earnings per share (in GBP per share)	£ 0.269	£ 0.126
Diluted earnings per share (in GBP per share)	£ 0.268	£ 0.125